MERGER WITH VALLON	9 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
MERGER WITH VALLON	MERGER WITH VALLON
On April 21, 2023, pursuant to the Merger Agreement, Merger Sub was merged with and into Private GRI, with Private GRI surviving the Merger as a wholly owned subsidiary of the Company. In connection with the Closing, the Company amended its certificate of incorporation and bylaws to change its name from “Vallon Pharmaceuticals, Inc.” to “GRI Bio, Inc.”
At the Effective Time:
(a)Each share of Private GRI’s common stock outstanding immediately prior to the Effective Time, including any shares of Private GRI’s common stock issued pursuant to the Equity SPA automatically converted solely into the right to receive a number of shares of the Company’s common stock equal to the Exchange Ratio.
(b)Each option to purchase shares of Private GRI’s common stock (each, a GRI Option) outstanding and unexercised immediately prior to the Effective Time under the GRI Bio, Inc. 2015 Equity Incentive Plan (the GRI Plan), whether or not vested, converted into and became an option to purchase shares of the Company’s common stock, and the Company assumed the GRI Plan and each such GRI Option in accordance with the terms of the GRI Plan (the Assumed Options). The number of shares of the Company’s common stock subject to each Assumed Option was determined by multiplying (i) the number of shares of Private GRI’s common stock that were subject to such GRI Option, as in effect immediately prior to the Effective Time, by (ii) the Exchange Ratio, and rounding the resulting number down to the nearest whole number of shares of the Company’s common stock. The per share exercise price for the Company’s common stock issuable upon exercise of each Assumed Option was determined by dividing (A) the per share exercise price of such Assumed Option, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio and rounding the resulting per share exercise price up to the nearest whole cent. Any restriction on the exercise of any Assumed Option continued in full force and effect and the term, exercisability, vesting schedule, and any other provisions of such Assumed Option otherwise remained unchanged.
(c)Each warrant to purchase shares of Private GRI’s common stock outstanding immediately prior to the Effective Time other than the Bridge Warrants (as defined below) (the GRI Warrants), was assumed by the Company and converted into a warrant to purchase shares of the Company’s common stock (the Assumed Warrants) and thereafter (i) each Assumed Warrant became exercisable solely for shares of the Company’s common stock; (ii) the number of shares of the Company’s common stock subject to each Assumed Warrant was determined by multiplying (A) the number of shares of Private GRI’s common stock that were subject to such GRI Warrant, as in effect immediately prior to the Effective Time, by (B) the Exchange
Ratio, and rounding the resulting number down to the nearest whole number of shares of the Company’s common stock; (iii) the per share exercise price for shares of the Company’s common stock issuable upon exercise of each Assumed Warrant was determined by dividing (A) the exercise price per share of Private GRI’s common stock subject to such GRI Warrant, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio, and rounding the resulting exercise price up to the nearest whole cent.
(d)The Bridge Warrants (Note 8) were exchanged for warrants (the Exchange Warrants) to purchase an aggregate of 421,589 shares of the Company’s common stock. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $14.73 per share.
(e)All rights with respect to Private GRI restricted stock awards were assumed by the Company and converted into Company restricted stock awards with the number of shares subject to each restricted stock award multiplied by the Exchange Ratio and rounding the resulting number down to the nearest whole number of shares of the Company’s common stock. The term, exercisability, vesting schedule and other provisions of the Private GRI restricted stock awards otherwise remained unchanged.
The Merger is accounted for as a reverse recapitalization under U.S. GAAP because the primary assets of Vallon were cash and cash equivalents. For accounting purposes, GRI has been determined to be the accounting acquirer based upon the terms of the Merger and other factors including: (i) the equity holders of Private GRI immediately prior to the Merger owned, or held rights to acquire, in the aggregate approximately 85% of the outstanding shares of the Company’s common stock and the Company’s stockholders immediately prior to the Merger owned approximately 15% of the outstanding shares of the Company’s common stock (ii) Private GRI holds the majority (4 out of 5) of board seats of the combined company, and (iii) Private GRI’s management holds the majority of key positions in the management of the combined company. Immediately after the Merger, there were 2,956,354 shares of the Company’s common stock outstanding.
The following table shows the net liabilities assumed in the Merger:

April 21, 2023
Cash and cash equivalents	$941
Prepaid and other assets	310
Accounts payable and accrued expenses	(4,190)
Total net liabilities assumed	(2,939)
Plus: Transaction costs	(2,984)
Total net liabilities assumed plus transaction costs	$(5,923)
In addition to the transaction costs noted above, at the Effective Time, 30,542 shares of the Company’s common stock were issued to Private GRI’s financial advisor for services related to the Merger.